Depreciation, Amortization and Impairment - Schedule of Depreciation, Amortization and Impairment (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Depreciation And Amortisation Expense [Abstract]
Depreciation									$ 6,023	$ 8,973	$ 9,347
Amortization									23,335	24,037	24,335
Impairment of intangible assets under development									138
Total	$ 6,958	$ 7,766	$ 7,371	$ 7,401	$ 7,762	$ 7,895	$ 8,870	$ 8,483	$ 29,496	$ 33,010	$ 33,682